Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000088937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 10,230	$ 10,828	$ 10,308	$ 11,238	$ 12,225	$ 11,931	$ 10,629	$ 10,832	$ 11,639	$ 12,090
C000088936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,230	10,828	10,308	11,238	12,225	11,931	10,615	10,832	11,639	12,090
C000088935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Accumulated Value	9,575		9,879	10,532	10,094	11,094	12,153	11,954	10,725	11,012	11,918	12,472
Bloomberg Global Aggregate Index USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD Hedged)
Accumulated Value	$ 10,000		$ 10,338	$ 10,658	$ 10,715	$ 11,787	$ 12,381	$ 12,296	$ 11,002	$ 11,289	$ 12,138	$ 12,658